UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 3/31/2011

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Bradley J. Lucido
 Title:   Chief Compliance Officer
 Phone:   (413) 744-7247

 Signature, Place, and Date of Signing:

 /s/ Bradley J. Lucido, Springfield, MA  May 2, 2011

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management, Inc.
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management, Inc. (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc (OFI), OFI Institutional Asset Management Inc (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 13


Form 13F Information Table Value Total:  1,858

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----

 APPLE INC	       		COM	    037833100	   105       300    SH       SOLE                300
 APPLE INC              	COM         037833100      113       325    SH       SHARED-DEFINED                325
 CHEVRON CORP NEW       	COM         166764100       54	     500    SH	     SOLE		 500
 CHEVRON CORP NEW      	 	COM         166764100      239      2219    SH       SHARED-DEFINED                2219
 EXXON MOBIL CORP       	COM         30231G102      427 	    5073    SH       SOLE		5073
 EXXON MOBIL CORP       	COM         30231G102       28       338    SH       SHARED-DEFINED                338
 GENERAL ELECTRIC CO    	COM         369604103	   204     10175    SH       SOLE              10175
 GENERAL ELECTRIC CO    	COM         369604103       18       914    SH       SHARED-DEFINED                914
 JPMORGAN CHASE & CO    	COM         46625H100      233      5053    SH       SOLE               5053
 JPMORGAN CHASE & CO    	COM         46625H100       17       370    SH       SHARED-DEFINED                370
 LOWES COS INC	       		COM         548661107      182      6875    SH       SOLE               6875
 LOWES COS INC          	COM         548661107       19       700    SH       SHARED-DEFINED                700
 PROCTOR & GAMBLE CO    	COM         742718109      219      3560    SH       SOLE               3560

